Equity (Details) - Schedule of estimate the fair value of stock options	12 Months Ended
Dec. 31, 2020 USD ($)
Equity (Details) - Schedule of estimate the fair value of stock options [Line Items]
Expected volatility	71.90%
Expected dividend yield	0.00%
Fair value (in Dollars)	$ 4,376,500
Minimum [Member]
Equity (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate	2.30%
Expected life of the options	5 years
Maximum [Member]
Equity (Details) - Schedule of estimate the fair value of stock options [Line Items]
Risk-free interest rate	2.50%
Expected life of the options	10 years